JOINT VENTURE CORPORATION - AURORA MINERALS LTD. (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Statement [Line Items]
Current assets	$ 1,659,499		$ 1,659,499			$ 1,343,358
Current liabilities	1,162,614		1,162,614			$ 2,687,412
Net loss	227,313	$ 2,248,795	(43,555)		$ 3,174,475
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member]
Statement [Line Items]
Current assets	230,328		230,328				$ 0
Non-current assets	0		0				0
Current liabilities	$ 10,000		$ 10,000				$ 0
Expenses				$ 8,139,902
Net loss				$ 8,139,902